Schedule of Deferred Tax Assets (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Deferred tax assets:
Net operating loss carry-forwards	$ 146,561	$ 189,010
Total deferred tax assets	146,561	189,010
Less: Valuation allowance	(146,561)	(189,010)	$ (242,146)
Total deferred tax assets, net